Quarterly Holdings Report
for
Fidelity® International Capital Appreciation Fund
July 31, 2022
IVF-NPRT3-0922
1.804818.118
Common Stocks - 99.1%
	Shares	Value ($)
Canada - 11.0%
Brookfield Asset Management, Inc. Class A	1,654,144	82,128,250
Canadian National Railway Co.	648,412	82,145,858
Canadian Pacific Railway Ltd.	1,161,788	91,605,743
Constellation Software, Inc.	50,319	85,598,295
Thomson Reuters Corp.	678,947	76,237,390
Waste Connections, Inc. (Canada)	579,047	77,174,614
TOTAL CANADA		494,890,150
Denmark - 4.1%
DSV A/S	497,932	83,902,041
Novo Nordisk A/S Series B	865,312	100,786,228
TOTAL DENMARK		184,688,269
France - 16.0%
Capgemini SA	35,600	6,743,956
Dassault Systemes SA	1,947,544	83,533,507
EssilorLuxottica SA	497,474	77,512,182
Hermes International SCA	70,631	96,299,344
L'Oreal SA	249,600	94,363,136
LVMH Moet Hennessy Louis Vuitton SE	174,445	121,126,727
Sartorius Stedim Biotech	196,653	78,305,392
Schneider Electric SA	618,959	85,604,494
Teleperformance	236,579	78,897,894
TOTAL FRANCE		722,386,632
Hong Kong - 1.5%
AIA Group Ltd.	6,732,600	67,640,080
India - 4.7%
Axis Bank Ltd.	6,256,300	57,416,582
HDFC Bank Ltd.	4,391,264	80,098,488
Infosys Ltd. sponsored ADR	3,785,200	73,773,548
TOTAL INDIA		211,288,618
Ireland - 4.7%
Accenture PLC Class A	236,461	72,418,546
Kingspan Group PLC (Ireland)	1,028,071	66,217,633
Linde PLC	250,021	75,506,342
TOTAL IRELAND		214,142,521
Japan - 5.4%
Hoya Corp.	798,958	80,048,916
Keyence Corp.	229,067	90,788,913
Tokyo Electron Ltd.	211,398	72,761,827
TOTAL JAPAN		243,599,656
Luxembourg - 1.3%
Eurofins Scientific SA	746,003	57,961,629
Netherlands - 10.1%
Adyen BV (a)(b)	45,800	82,383,831
ASM International NV (Netherlands)	268,544	81,818,135
ASML Holding NV (Netherlands)	219,154	125,960,600
Ferrari NV (Italy)	407,763	85,934,711
Wolters Kluwer NV	744,442	80,650,837
TOTAL NETHERLANDS		456,748,114
Sweden - 5.5%
Atlas Copco AB (A Shares)	7,749,740	90,589,559
Evolution AB (b)	805,300	77,532,967
Hexagon AB (B Shares)	6,740,305	79,364,007
TOTAL SWEDEN		247,486,533
Switzerland - 8.3%
Compagnie Financiere Richemont SA Series A	571,160	68,869,106
Nestle SA (Reg. S)	1,103,808	135,246,611
Partners Group Holding AG	81,940	88,925,797
Sika AG	335,655	82,936,139
TOTAL SWITZERLAND		375,977,653
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,175,000	139,744,972
United Kingdom - 8.3%
Compass Group PLC	2,858,200	66,986,086
Diageo PLC	1,722,581	81,601,870
London Stock Exchange Group PLC	754,400	73,623,925
RELX PLC (London Stock Exchange)	2,467,109	73,049,786
Rentokil Initial PLC	12,177,197	80,405,602
TOTAL UNITED KINGDOM		375,667,269
United States of America - 15.1%
Danaher Corp.	267,194	77,879,035
IDEXX Laboratories, Inc. (a)	193,200	77,121,576
Marsh & McLennan Companies, Inc.	454,199	74,470,468
Moody's Corp.	255,967	79,413,762
NICE Ltd. sponsored ADR (a)	352,730	75,491,275
NVIDIA Corp.	372,676	67,689,142
S&P Global, Inc.	204,919	77,240,119
Thermo Fisher Scientific, Inc.	131,854	78,902,752
Zoetis, Inc. Class A	414,535	75,673,364
TOTAL UNITED STATES OF AMERICA		683,881,493
TOTAL COMMON STOCKS (Cost $3,707,636,691)		4,476,103,589

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c) (Cost $42,595,952)	42,587,434	42,595,952

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,750,232,643)	4,518,699,541
NET OTHER ASSETS (LIABILITIES) - 0.0%	(295,950)
NET ASSETS - 100.0%	4,518,403,591

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,916,798 or 3.5% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	115,699,173	1,574,477,366	1,647,580,587	143,858	-	-	42,595,952	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	-	517,097,675	517,097,675	168,657	-	-	-	0.0%
Total	115,699,173	2,091,575,041	2,164,678,262	312,515	-	-	42,595,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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